INCOME TAXES (Details - Provision for income tax) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Income Tax Disclosure [Abstract]
Current operations			$ 44,686		$ 43,707	$ 9,412
Less: Utilization of NOL carryforward			(9,178)		0
Less: valuation allowance			0		(43,707)	(9,412)
Net provision for federal income taxes	$ 35,508	$ 0	$ 35,508	$ 0	$ 0	$ 0